Eaton Vance
Greater India Fund
March 31, 2024 (Unaudited)

Eaton Vance Greater India Fund (the Fund), a non-diversified series of Eaton Vance Special Investment Trust, invests its assets in Greater India Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2024, the value of the Fund’s investment in the Portfolio was $249,534,917 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Greater India Portfolio
March 31, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 101.6%
Security	Shares	Value
India — 100.5%
Automobile Components — 2.8%
Samvardhana Motherson International Ltd.	1,740,608	$ 2,452,697
Sona BLW Precision Forgings Ltd.(1)	279,171	2,355,137
Tube Investments of India Ltd.	45,713	2,049,469
		$ 6,857,303
Automobiles — 9.1%
Mahindra & Mahindra Ltd.	358,583	$ 8,257,884
Maruti Suzuki India Ltd.	43,061	6,522,075
Tata Motors Ltd.	660,568	7,903,605
		$ 22,683,564
Banks — 15.5%
AU Small Finance Bank Ltd.(1)	256,986	$ 1,748,382
Axis Bank Ltd.	831,997	10,478,973
Bank of Baroda	964,728	3,068,862
ICICI Bank Ltd.	1,634,092	21,597,505
IDFC First Bank Ltd.(2)	2,078,437	1,888,135
		$ 38,781,857
Beverages — 1.3%
United Spirits Ltd.	246,223	$ 3,349,526
		$ 3,349,526
Building Products — 0.6%
Kajaria Ceramics Ltd.	102,647	$ 1,414,697
		$ 1,414,697
Capital Markets — 0.6%
360 ONE WAM Ltd.	174,017	$ 1,410,240
		$ 1,410,240
Chemicals — 0.4%
Navin Fluorine International Ltd.	29,535	$ 1,109,758
		$ 1,109,758
Construction Materials — 0.9%
Shree Cement Ltd.	7,490	$ 2,326,975
		$ 2,326,975
Security	Shares	Value
Consumer Finance — 5.6%
Bajaj Finance Ltd.	103,074	$ 8,987,628
Cholamandalam Investment & Finance Co. Ltd.	241,742	3,379,108
Five-Star Business Finance Ltd.(2)	192,584	1,667,855
		$ 14,034,591
Consumer Staples Distribution & Retail — 0.4%
Medplus Health Services Ltd.(2)	116,892	$ 963,705
		$ 963,705
Electrical Equipment — 1.6%
KEI Industries Ltd.	38,891	$ 1,625,369
Suzlon Energy Ltd.(2)	4,744,206	2,307,973
		$ 3,933,342
Electronic Equipment, Instruments & Components — 0.6%
Honeywell Automation India Ltd.	3,247	$ 1,511,545
		$ 1,511,545
Financial Services — 3.1%
IIFL Finance Ltd.	147,242	$ 599,946
Jio Financial Services Ltd.(2)	967,189	4,113,643
REC Ltd.	562,959	3,060,787
		$ 7,774,376
Food Products — 2.4%
Tata Consumer Products Ltd.	459,133	$ 6,066,793
		$ 6,066,793
Health Care Providers & Services — 2.1%
Apollo Hospitals Enterprise Ltd.	69,673	$ 5,311,303
		$ 5,311,303
Hotels, Restaurants & Leisure — 3.5%
Devyani International Ltd.	574,894	$ 1,039,575
Zomato Ltd.(2)	3,451,867	7,568,303
		$ 8,607,878
Household Durables — 1.3%
Dixon Technologies India Ltd.	36,871	$ 3,319,310
		$ 3,319,310
Independent Power and Renewable Electricity Producers — 2.8%
NHPC Ltd.	1,849,416	$ 1,990,780
NTPC Ltd.	1,258,271	5,106,221
		$ 7,097,001

Greater India Portfolio
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Industrial Conglomerates — 1.2%
Siemens Ltd.	44,182	$ 2,858,594
		$ 2,858,594
Insurance — 3.0%
PB Fintech Ltd.(2)	122,738	$ 1,658,162
SBI Life Insurance Co. Ltd.(1)	315,412	5,722,084
		$ 7,380,246
Interactive Media & Services — 1.1%
Info Edge India Ltd.	39,535	$ 2,646,350
		$ 2,646,350
IT Services — 10.0%
Coforge Ltd.	55,491	$ 3,669,684
Infosys Ltd.	843,959	15,169,726
Persistent Systems Ltd.	84,028	4,031,251
Zensar Technologies Ltd.	286,609	2,079,715
		$ 24,950,376
Machinery — 0.8%
Grindwell Norton Ltd.	86,000	$ 1,966,067
		$ 1,966,067
Metals & Mining — 3.2%
APL Apollo Tubes Ltd.	153,052	$ 2,735,072
Hindalco Industries Ltd.	777,097	5,261,644
		$ 7,996,716
Oil, Gas & Consumable Fuels — 4.8%
Bharat Petroleum Corp. Ltd.	411,405	$ 2,988,263
Reliance Industries Ltd.	251,634	8,993,733
		$ 11,981,996
Paper and Forest Products — 0.5%
Century Textiles & Industries Ltd.	64,390	$ 1,260,368
		$ 1,260,368
Personal Care Products — 4.3%
Colgate-Palmolive (India) Ltd.	97,488	$ 3,202,798
Emami Ltd.	247,535	1,276,526
Godrej Consumer Products Ltd.	418,316	6,328,581
		$ 10,807,905
Pharmaceuticals — 6.4%
Mankind Pharma Ltd.(2)	55,510	$ 1,529,603
Security	Shares	Value
Pharmaceuticals (continued)
Pfizer Ltd.	22,390	$ 1,127,959
Sun Pharmaceutical Industries Ltd.	490,394	9,584,870
Suven Pharmaceuticals Ltd.(2)	122,570	990,420
Torrent Pharmaceuticals Ltd.	89,014	2,799,017
		$ 16,031,869
Real Estate Management & Development — 2.3%
Godrej Properties Ltd.(2)	147,615	$ 4,077,493
Oberoi Realty Ltd.	99,570	1,760,676
		$ 5,838,169
Specialty Retail — 3.0%
Metro Brands Ltd.	74,622	$ 1,030,880
Trent Ltd.	134,845	6,390,792
		$ 7,421,672
Textiles, Apparel & Luxury Goods — 1.0%
Kalyan Jewellers India Ltd.	471,249	$ 2,455,448
		$ 2,455,448
Wireless Telecommunication Services — 4.3%
Bharti Airtel Ltd.	722,178	$ 10,719,724
		$ 10,719,724
Total India (identified cost $155,250,288)		$250,869,264
United States — 1.1%
IT Services — 1.1%
Cognizant Technology Solutions Corp., Class A	38,059	$ 2,789,344
Total United States (identified cost $2,642,338)		$ 2,789,344
Total Common Stocks (identified cost $157,892,626)		$253,658,608

Greater India Portfolio
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 3.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(3)	8,215,253	$ 8,215,253
Total Short-Term Investments (identified cost $8,215,253)		$ 8,215,253
Total Investments — 104.9% (identified cost $166,107,879)		$261,873,861
Other Assets, Less Liabilities — (4.9)%		$(12,335,882)
Net Assets — 100.0%		$249,537,979
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2024, the aggregate value of these securities is $9,825,603 or 3.9% of the Portfolio's net assets.
(2)	Non-income producing security.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2024.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
NSE IFSC Nifty 50 Index	146	Long	4/25/24	$6,566,496	$56,606
					$56,606
At March 31, 2024, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. During the fiscal year to date ended March 31, 2024, the Portfolio entered into equity index futures contracts to manage cash flows.

Greater India Portfolio
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At March 31, 2024, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $8,215,253, which represents 3.3% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended March 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$5,091,586	$16,840,120	$(13,716,453)	$ —	$ —	$8,215,253	$80,875	8,215,253
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2024, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ —	$ 13,366,074	$ —	$ 13,366,074
Consumer Discretionary	—	51,345,175	—	51,345,175
Consumer Staples	—	21,187,929	—	21,187,929
Energy	—	11,981,996	—	11,981,996
Financials	—	69,381,310	—	69,381,310
Health Care	—	21,343,172	—	21,343,172
Industrials	—	10,172,700	—	10,172,700
Information Technology	2,789,344	26,461,921	—	29,251,265
Materials	—	12,693,817	—	12,693,817
Real Estate	—	5,838,169	—	5,838,169
Utilities	—	7,097,001	—	7,097,001
Total Common Stocks	$ 2,789,344	$250,869,264*	$ —	$253,658,608
Short-Term Investments	$ 8,215,253	$ —	$ —	$ 8,215,253
Total Investments	$11,004,597	$250,869,264	$ —	$261,873,861

Greater India Portfolio
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Futures Contracts	$ —	$ 56,606	$ —	$ 56,606
Total	$11,004,597	$250,925,870	$ —	$261,930,467
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.